Other operating income and expenses	9 Months Ended
Sep. 30, 2024
Other operating income and expenses [Abstract]
Other operating income and expenses
Note 19. - Other operating income and expenses
The table below shows the detail of Other operating income and expenses for the nine-month periods ended September 30, 2024, and 2023:

Other operating income	For the nine-month period ended September 30,
	2024	2023
	($ in thousands)
Grants (Note 17)	43,810	44,072
Gain on the sale of Atlantica´s equity interest in Monterrey (Note 8)	11,989	-
Gain on the sale of part of Atlantica´s interest in the Colombian portfolio	-	4,550
Insurance proceeds and other	16,767	8,780
Income from construction services for contracted concessional assets of the Company accounted for under IFRIC 12	19,050	-
Total	91,616	57,402

Other operating expenses	For the nine-month period ended September 30,
	2024	2023
	($ in thousands)
Raw materials and consumables used	(18,728)	(17,239)
Leases and fees	(10,904)	(9,792)
Operation and maintenance	(119,383)	(95,558)
Independent professional services	(27,450)	(31,343)
Supplies	(25,405)	(28,178)
Insurance	(31,600)	(31,052)
Levies and duties	(23,667)	(11,490)
Construction costs from construction services for contracted concessional assets of the Company accounted for under IFRIC 12	(19,050)	-
Other expenses	(15,756)	(13,278)
Total	(291,943)	(237,930)

Insurance proceeds and other includes in the nine-month period ended September 30, 2024, $8.5 million of insurance income related to an unscheduled outage in Kaxu further to a problem found in the turbine in 2023, and $5.0 million of rebilling of costs to the city council of Calgary for relocation works of the thermal distribution system of the district heating asset of the Company.

Income and costs from construction services correspond to the projects ATN Expansion 3, which reached commercial operation in August 2024, and ATS Expansion 1, which is currently under construction. Given that these projects are included within the scope of IFRIC 12 (intangible assets), the Company has recorded the income and the cost of construction in the consolidated statement of profit or loss.